Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters [Abstract]
Tier 1, Total Risk-Based Capital And Risk-Weighted Assets

	December 31, 2013		December 31, 2012
	Xenith Bank	Xenith Bankshares	Xenith Bank	Xenith Bankshares
Tier 1 capital	$69,314	$70,299	$68,820	$69,474
Total risk-based capital	74,955	75,940	73,916	74,570
Risk-weighted assets	526,841	526,752	451,208	451,357

Capital Ratios And Minimum Capital Ratio Required By Regulators

	December 31, 2013		December 31, 2012
	Xenith Bank	Xenith Bankshares	Xenith Bank	Xenith Bankshares	Regulatory Minimum	Well Capitalized
Tier 1 leverage ratio	10.37%	10.52%	12.78%	12.90%	4.00%	> 5.00%
Tier 1 risk-based capital ratio	13.16%	13.35%	15.25%	15.39%	4.00%	> 6.00%
Total risk-based capital ratio	14.23%	14.42%	16.38%	16.52%	8.00%	> 10.00%